Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (2,507)	$ (2,261)	$ (1,091)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (946)	$ (1,115)
ECL with adjusted probabilities of scenario weights in percent of baseline	143.00%	134.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (118)	$ (161)
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(57)	(88)
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(377)	(368)
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(180)	(188)
Weighted average | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(24)	(48)
Weighted average | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(58)	(74)
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(131)	(189)
100% Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(654)	(832)
100% Baseline | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(43)	(66)
100% Baseline | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(40)	(53)
100% Baseline | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(247)	(282)
100% Baseline | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(151)	(158)
100% Baseline | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(27)	(46)
100% Baseline | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(63)	(71)
100% Baseline | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(82)	(157)
100% Stagflationary geopolitical crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,217)	(2,317)
100% Stagflationary geopolitical crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(718)	(816)
100% Stagflationary geopolitical crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(164)	(293)
100% Stagflationary geopolitical crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(757)	(533)
100% Stagflationary geopolitical crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(259)	(274)
100% Stagflationary geopolitical crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(42)	(50)
100% Stagflationary geopolitical crisis | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(72)	(81)
100% Stagflationary geopolitical crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(206)	(269)
100% Mild debt crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(952)	(1,095)
100% Mild debt crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(68)	(81)
100% Mild debt crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(49)	(49)
100% Mild debt crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(401)	(419)
100% Mild debt crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(223)	(226)
100% Mild debt crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(28)	(49)
100% Mild debt crisis | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(65)	(75)
100% Mild debt crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(119)	(197)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,071)	(2,225)
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(408)	(409)
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(185)	(196)
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(673)	(645)
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(327)	(296)
Lifetime weighted average | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(78)	(125)
Lifetime weighted average | Consumer financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(168)	(186)
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (231)	$ (368)